Investments (Tables)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investment [Table Text Block]
The Group's investments are classified into:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Current:
Held-to-maturity investments (at cost less impairment)	50,003,441	20,503,441	3,227,364

Non-current:
Available-for-sale investment (at fair value) (Level 3)	10,525,471	9,715,046	1,529,206
Other investment (at cost less impairment)	2,417,729	8,046,381	1,266,548

	12,943,200	17,761,427	2,795,754

	62,946,641	38,264,868	6,023,118

Gain(Loss) on Trading Investment [Table Text Block]
Gain on trading investments has been included in investment income in the consolidated statements of income and is consisted of the following:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Realized gain	-	653,861	-	-
Unrealized gain	868,255	-	-	-
Total	868,255	653,861	-	-

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
There has been no transfer between Level 1 and Level 2.

Available-for-sale
investment
RMB

Balance as at June 30, 2010 and July 1, 2010	23,048,725
Unrealized loss (note)	(12,523,254)
Balance as at June 30, 2011	10,525,471
Unrealized loss (note)	(810,425)
Balance as at June 30, 2012 (RMB)	9,715,046
Balance as at June 30, 2012 (US$)	1,529,206

Note:	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.